Schedule of payments for lease obligations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Lease Obligations
Principal payments	$ 82	$ 86	$ 163	$ 172
Interest payments	12	11	26	23
Short-term lease payments	39	63	102	124
Payments for lease obligations	$ 133	$ 160	$ 291	$ 319